Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories consist of the following:
Raw materials	$ 78,858	$ 149,004
Work in progress	163,831	106,872
Supplies	99,018	129,951
Finished goods	313,240	101,809
Inventory, Gross, Total	654,947	487,636
Inventories:
- Current	654,947	474,612
- Non-current	0	13,024
Raw materials, work in progress and supplies consigned to third parties	$ 14,185	$ 46,820